Other Payables and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consisted of the following as of March 31, 2026 and September 30, 2025:
	2026	2025
	(Unaudited)	(Audited)
Others	$108,365	$144,372
Total	$108,365	$144,372
Other payables and accrued liabilities consist of the following as of September 30, 2025, and 2024:
	2025	2024
Others	$144,372	$56,207
Totals	$144,372	$56,207